Insurance (Details) - Schedule of liabilities covered by insurance R$ in Thousands	Jun. 30, 2022 BRL (R$)
Civil liability (D&O) [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 30,000
Civil, professional and general liability [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	10,761
Machinery/Automobile [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	15,041
Completion guarantee [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	10,420
Fire/lightning/explosion/electrical damage (office) [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	13,202
Rural multi-risk [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 131,724